Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000144520 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144520 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000144520 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000144520 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144520 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000144520 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000144520 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000144520 | New York
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000144520 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144520 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000144520 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000144520 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000144520 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000144520 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144520 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000144520 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144520 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144520 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144520 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144520 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000193185 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193185 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000193185 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000193185 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000193185 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193185 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193185 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193185 | New York
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193185 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000193185 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000193185 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000193185 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000193185 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000193185 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000193185 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193185 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000193185 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193185 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193185 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193185 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	22.80%